Investments (Summary on companies using the equity method) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
Total assets	€ 1,444,305	€ 1,339,125	€ 1,340,260
Total liabilities	(1,337,472)	(1,236,426)	(1,241,507)
Goodwill	25,769	26,724	26,960	€ 27,548
Total revenue	74,182	74,159	71,896
Total profit	8,207	7,486	7,334
Group's share of profit	704	444	375
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	63,093	55,791	42,510
Total liabilities	(51,242)	(45,623)	(38,118)
Net assets	11,851	10,168	4,392
Total revenue	12,536	11,766	11,430
Total profit	1,699	984	935
Investments accounted for using equity method
Investment [Line Items]
Net assets	6,184	4,836	3,251
Net assets excluding goodwill	4,194	3,381	1,904
Goodwill	1,990	1,455	1,347
Wizink Bank, S.A.
Investment [Line Items]
Goodwill	553
Group's share of profit	36
Wizink Bank, S.A. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	5,235
Total liabilities	(4,054)
Total revenue	947
Total profit	73
Zurich Santander Insurance America S.L.
Investment [Line Items]
Goodwill	526	526	526
Group's share of profit	241	223	183
Zurich Santander Insurance America S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	16,049
Total liabilities	(15,105)
Total revenue	4,696
Total profit	491
Allianz Popular, S.L.
Investment [Line Items]
Goodwill	347
Group's share of profit	15
Allianz Popular, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	1,053
Total liabilities	(826)
Total revenue	481
Total profit	38
Santander Insurance
Investment [Line Items]
Goodwill	205	€ 205	€ 205
Santander Insurance | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,161
Total liabilities	(1,852)
Total revenue	843
Total profit	€ 63